Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000022323 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.80%
C000022323 | AppLovin Corp.A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022323 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022323 | Trade Desk, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022323 | ARES Management Corp.A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022323 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022323 | Vistra Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022323 | Deckers Outdoor Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022323 | W.W. Grainger, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022323 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022323 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.50%
C000022323 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000022323 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000022323 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000022323 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.20%
C000022323 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.90%
C000022323 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022323 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022323 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022323 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022323 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000022324 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.80%
C000022324 | AppLovin Corp.A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022324 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022324 | Trade Desk, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022324 | ARES Management Corp.A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022324 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022324 | Vistra Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022324 | Deckers Outdoor Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022324 | W.W. Grainger, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022324 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022324 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.50%
C000022324 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000022324 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000022324 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000022324 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.20%
C000022324 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.90%
C000022324 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022324 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022324 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022324 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022324 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000022322 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000022322 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000022322 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	4.10%
C000022322 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022322 | RR 29 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022322 | State Street Institutional U.S. Government Money Market Fund
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022322 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022322 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022322 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022322 | Trestles CLO III Ltd.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022322 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000022322 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000022322 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000022322 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022322 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022322 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022326 | Vistra Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022326 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022326 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | Pure Storage, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | Wix.com Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022326 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022326 | Aptiv PLC
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022326 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022326 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.00%
C000022326 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000022326 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000022326 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022326 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000022326 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022326 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.20%
C000022326 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022326 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.10%
C000022326 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000022326 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022326 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022327 | Vistra Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022327 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022327 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | Pure Storage, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | Wix.com Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022327 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022327 | Aptiv PLC
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022327 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022327 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.00%
C000022327 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000022327 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000022327 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022327 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000022327 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022327 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.20%
C000022327 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022327 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.10%
C000022327 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000022327 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022327 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022328 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000022328 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000022328 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.00%
C000022328 | Mastercard, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.80%
C000022328 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.70%
C000022328 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000022328 | GoDaddy, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000022328 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022328 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022328 | Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022328 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.30%
C000022328 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000022328 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	26.00%
C000022328 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.50%
C000022328 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000022328 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022328 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022328 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022328 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022328 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022328 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000035621 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000035621 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000035621 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.00%
C000035621 | Mastercard, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.80%
C000035621 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	4.70%
C000035621 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000035621 | GoDaddy, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000035621 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000035621 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000035621 | Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000035621 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.30%
C000035621 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000035621 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	26.00%
C000035621 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.50%
C000035621 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000035621 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000035621 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000035621 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000035621 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000035621 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000035621 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%